Statutory and other information	12 Months Ended
Dec. 31, 2022
Statutory and other information
Statutory and other information

31 Statutory and other information

	2022	2021	2020
	$m	$m	$m
Fees payable to PricewaterhouseCoopers LLP and its associates:
Group audit fee	9.9	10.5	6.3
Fees payable to PricewaterhouseCoopers LLP and its associates for other services:
The audit of subsidiaries pursuant to legislation	15.1	15.2	10.8
Attestation under s404 of Sarbanes-Oxley Act 2002	3.1	2.0	2.0
Audit-related assurance services	0.7	4.5	0.7
Other assurance services	0.2	3.4	0.2
Fees payable to PricewaterhouseCoopers Associates in respect of the Group’s pension schemes:
The audit of subsidiaries’ pension schemes	0.3	0.3	0.3
	29.3	35.9	20.3

$0.6m of fees payable in 2022 are in respect of the Group audit and audit of subsidiaries related to prior years (2021: $0.4m in respect of the Group audit and audit of subsidiaries related to prior years).

$0.3m of 2021 Group audit fees and $0.7m of 2021 Audit-related assurance services and Other assurance services relate to pre-acquisition fees incurred by Alexion.

Included in the 2021 Audit-related assurance services and Other assurance services are $6.1m of services provided in relation to the acquisition of Alexion and related debt issuance.

Related party transactions

The Group had no material related party transactions which might reasonably be expected to influence decisions made by the users of these Financial Statements.

Key management personnel compensation

Key management personnel are defined for the purpose of disclosure under IAS 24 ‘Related Party Disclosures’ as the members of the Board and the members of the SET.

	2022	2021	2020
	$’000	$’000	$’000
Short-term employee benefits	38,632	32,985	29,126
Post-employment benefits	1,388	1,378	1,602
Share-based payments	56,297	45,234	27,666
	96,317	79,597	58,394

Total remuneration is included within employee costs (see Note 29).